Restructuring and Asset Impairment Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring reserve [Roll Forward]
Balance at beginning of period	$ 123		$ 323		$ 74
Restructuring provision	167		104		524
Reversals of prior accruals	(14)		(71)		(41)
Net current period charges	153	[1]	33	[1]	483	[1]
Charges against reserve and currency	(146)		(233)		(234)
Balance at end of period	130		123		323
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Asset impairment	1		5		26
Effects of foreign currency and other non-cash items	1		10		(5)
Cash Payments for Restructurings	(144)		(218)		(213)
Services Segment [Member]
Restructuring reserve [Roll Forward]
Net current period charges	71		12		104
Document Technology Segment [Member]
Restructuring reserve [Roll Forward]
Net current period charges	82		23		325
All Other Segments [Member]
Restructuring reserve [Roll Forward]
Net current period charges	0		(2)		54
Employee Severance [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	116		298		54
Restructuring provision	160		98		470
Reversals of prior accruals	(13)		(65)		(32)
Net current period charges	147	[1]	33	[1]	438	[1]
Charges against reserve and currency	(140)		(215)		(194)
Balance at end of period	123		116		298
Lease Cancellation and Other Costs [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	7		25		20
Restructuring provision	5		1		28
Reversals of prior accruals	0		(6)		(9)
Net current period charges	5	[1]	(5)	[1]	19	[1]
Charges against reserve and currency	(5)		(13)		(14)
Balance at end of period	7		7		25
Asset Impairments [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	0	[2]	0	[2]	0	[2]
Restructuring provision	2	[2]	5	[2]	26	[2]
Reversals of prior accruals	(1)	[2]	0	[2]	0	[2]
Net current period charges	1	[1],[2]	5	[1],[2]	26	[1],[2]
Charges against reserve and currency	(1)	[2]	(5)	[2]	(26)	[2]
Balance at end of period	$ 0	[2]	$ 0	[2]	$ 0	[2]

[1]	(2)Represents amount recognized within the Consolidated Statements of Income for the years shown.
[2]	(1)Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.